RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2020
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

17.RELATED PARTY TRANSACTIONS

The Company’s related parties include:

Related party	Nature of the relationship
Key management personnel

Key management personnel are the Chief Executive Officer, the Chief Operating Officer, the Chief Financial Officer, the Senior Vice President Exploration, and members of the Board of Directors of the Company.

(a)	Key Management Personnel

Compensation to key management personnel was as follows:

	Year ended December 31
	2020	2019
Short term incentive plans
Salaries	$1,361	$941
Directors' fees	171	160
	1,532	1,101
Termination benefits	—	284
Share based payments	1,859	2,080
Total	$3,391	$3,465

(b)	Transactions

The Company had no other material transactions with related parties other than key management personnel during the years ended December 31, 2020 and 2019.

(c)	Outstanding balances at the Reporting Date

At December 31, 2020, estimated accrued short term incentive compensation totaled $773,000 and was included in accrued liabilities (December 31, 2019 – $540,000).